Inventories - Summary of Accompanying Consolidated Balance Sheets of Inventories (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Inventories	$ 689,269	$ 165,645
Bunkers [Member]
Inventory [Line Items]
Inventories	502,190
Lubricants [Member]
Inventory [Line Items]
Inventories	$ 187,079	$ 165,645